Annual Total Returns - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund - Fidelity Blue Chip Value Fund
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	13.19%
Annual Return 2015	(1.96%)
Annual Return 2016	11.19%
Annual Return 2017	14.87%
Annual Return 2018	(8.65%)
Annual Return 2019	21.71%
Annual Return 2020	(4.72%)
Annual Return 2021	25.04%
Annual Return 2022	1.52%
Annual Return 2023	7.08%